Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement
Schedule of financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy

	Fair Value Measurement
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB

Recurring
As of December 31, 2023:
Cash equivalents:
Money market funds	23,593,093	—	—
Short-term investments:
Equity securities	15,664,769	1,486,317	—
Investments in convertible bonds	—	—	524,063
Other non-current assets:
Available-for-sale debt securities	—	16,816,377	—
	39,257,862	18,302,694	524,063

	Fair Value Measurement
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
As of December 31, 2024:
Cash equivalents:
Money market funds	31,335,350	—	—
Short-term investments:
Equity securities	44,479,404	—	—
Available-for-sale debt securities	—	6,319,014	—
Investments in convertible bonds	—	—	506,126
Other non-current assets:
Available-for-sale debt securities	—	23,855,196	—
	75,814,754	30,174,210	506,126

Schedule of reconciliations of assets categorized within level 3 under the fair value hierarchy

Amounts
RMB

Balance as of January 1, 2023	1,233,284
Net unrealized fair value	(749,967)
Foreign currency translation difference	40,746
Balance as of December 31, 2023	524,063
Net unrealized fair value	(25,485)
Foreign currency translation difference	7,548
Balance as of December 31, 2024	506,126

Schedule of financial instruments not measured at fair value

	Fair Value disclosure
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
As of December 31, 2023:
Short-term investments:
Time deposits and held-to-maturity debt securities	—	139,740,216	—
Convertible bonds, current portion	—	2,229,777	—
Other non-current assets:
Time deposits and held-to-maturity debt securities	—	28,784,997	—
Convertible bonds	—	5,413,685	—
As of December 31, 2024:
Short-term investments:
Time deposits and held-to-maturity debt securities	—	210,368,027	—
Loan investments	—	12,119,285	—
Convertible bonds, current portion	—	5,099,337	—
Other non-current assets:
Time deposits and held-to-maturity debt securities	—	57,309,555	—